Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

In millions	As at December 31,	2024	2023
Income taxes receivable		$143	$—
Prepaid expenses		113	133
Derivative instruments (Note 22)		38	—
Other		40	33
Total other current assets		$334	$166